Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets
Schedule of intangible assets

	December 31, 2012
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,257
Technical know-how	5.7	209,084	(207,534)	—	1,550	249
Customer relationship	5.8	66,671	(63,081)	—	3,590	576
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(304,835)	(131,177)	62,812	10,082

	December 31, 2013
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,527
Technical know-how	5.7	209,084	(207,820)	—	1,264	208
Customer relationship	5.8	66,671	(66,671)	—	—	—
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(308,711)	(131,177)	58,936	9,735

Schedule of aggregated amortization expense for intangible assets

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Selling expenses
Customer relationship	11,585	11,367	3,590	593
General and administrative expenses
Technical know-how	38,523	36,207	286	47
Total amortization expense	50,108	47,574	3,876	640

Schedule of estimated amortization expense
December 31, 2013
RMB
2014	265
2015	265
2016	265
2017	265
2018	204